Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
Total income tax expense for the years ended December 31, 2017, 2016 and 2015 is allocated as follows (in millions):

	2017	2016	2015
Tax expense per statements of earnings	$(321)	$291	$375
Tax expense attributable to discontinued operations	—	1	(2)
Unrealized (loss) gain on foreign currency translation	—	30	—
Other components of other comprehensive income	(11)	1	(5)
Total income tax expense (benefit) allocated to other comprehensive income	(11)	31	(5)
Tax benefit from exercise of stock options	—	(32)	(29)
Total income tax expense	$(332)	$291	$339
Income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2017, 2016 and 2015 consists of the following (in millions):

	2017	2016	2015
Current provision:
Federal	$476	$308	$249
State	81	54	33
Foreign	127	131	52
Total current provision	$684	$493	$334
Deferred provision (benefit):
Federal	$(979)	$(171)	$46
State	(24)	(14)	4
Foreign	(2)	(17)	(9)
Total deferred provision	(1,005)	(202)	41
Total provision for income taxes	$(321)	$291	$375

Schedule of Pre-tax Income from Continuing Operations
The provision for income taxes is based on pre-tax income from continuing operations, which is as follows for the years ended December 31, 2017, 2016 and 2015 (in millions):

	2017	2016	2015
United States	$530	$503	$852
Foreign	446	334	173
Total	$976	$837	$1,025

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes	2.4	2.9	4.6
Federal benefit of state taxes	(0.8)	(1.0)	(1.6)
Foreign rate differential	(5.1)	(3.1)	(2.6)
Tax Cuts and Jobs Act of 2017	(73.1)	—	—
Book basis in excess of tax basis for dispositions	18.5	—	—
Tax benefit from stock-based compensation	(6.7)	—	—
Other	(3.1)	1.0	1.2
Effective income tax rate	(32.9)%	34.8%	36.6%

Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities as of December 31, 2017 and 2016 consist of the following (in millions):

	2017	2016
Deferred income tax assets:
Net operating loss carryforwards	$130	$223
Employee benefit accruals	69	111
Other deferred tax assets	128	158
Total gross deferred income tax assets	327	492
Less valuation allowance	(129)	(177)
Total deferred income tax assets	198	315
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	1,452	2,436
Deferred contract costs	94	127
Other deferred tax liabilities	90	75
Total deferred income tax liabilities	1,636	2,638
Net deferred income tax liability	$1,438	$2,323

Deferred income taxes have been classified in the Consolidated Balance Sheets as of December 31, 2017 and 2016 as follows (in millions):

	2017	2016
Current assets	$—	$101
Noncurrent assets (included in other noncurrent assets)	30	25
Total deferred income tax assets	30	126
Current liabilities (included in accounts payable and accrued liabilities)	—	(4)
Noncurrent liabilities	(1,468)	(2,445)
Total deferred income tax liabilities	(1,468)	(2,449)
Net deferred income tax liability	$(1,438)	$(2,323)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reconciles the gross amounts of unrecognized tax benefits at the beginning and end of the period (in millions):

Gross Amount
Amounts of unrecognized tax benefits as of January 1, 2016	$98
Amount of decreases due to lapse of the applicable statute of limitations	(4)
Amount of decreases due to settlements	(23)
Increases as a result of tax positions taken in the current period	2
Increases as a result of tax positions taken in a prior period	14
Amount of unrecognized tax benefit as of December 31, 2016	87
Amount of decreases due to lapse of the applicable statute of limitations	(12)
Amount of decreases due to settlements	(19)
Increases as a result of tax positions taken in the current period	5
Increases as a result of tax positions taken in a prior period	14
Amount of unrecognized tax benefit as of December 31, 2017	$75